iShares®

iShares Trust

Supplement dated December 20, 2018 (the “Supplement”)

to the Statement of Additional Information (the “SAI”)

dated March 1, 2018 (as revised April 6, 2018) for the

iShares iBonds® Dec 2018 Term Corporate ETF (IBDH) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective December 20, 2018. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-IBDH-1218

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE